Guarantees, Commitments and Pledged Assets - Summary of Carrying Value of Pledged Assets and Details of Related Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 231,870	$ 206,853
Obligations related to securities sold under repurchase agreements	[1]	121,918	110,879
Total	[2]	353,788	317,732
Bank of Canada [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[3]	168	164
Foreign governments and central banks [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[3]	4,165	4,505
Clearing system payment systems and depositories [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[3]	1,353	1,221
Exchange traded derivative transactions [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		5,356	3,579
Over The Counter Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		16,997	13,491
Securities borrowing and lending [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		136,193	123,760
Covered bonds [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[4]	31,484	27,154
Securitization [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		4,600	6,683
Canada mortgage housing corporation program [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		30,134	25,249
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 1,420	$ 1,047

[1]	Includes the Bank of Canada term repo program.
[2]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.
[3]	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
[4]	Excludes mortgages related to covered bonds held by the Bank or transferred to the Bank of Canada as part of its term repo program.